Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents and Restricted Cash (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and on hand	¥ 12,962	¥ 7,663
Less: restricted cash	(12)	(12)
Cash and cash equivalents	12,950	7,651
Restricted bank deposits	¥ 12	¥ 12